UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4670

DWS Global/International Fund, Inc. (formerly Global/International Fund, Inc.)

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 01/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of January 31, 2006 (Unaudited)

DWS Global Opportunities Fund

(formerly Scudder Global Discovery Fund)

	Shares	Value ($)

Common Stocks 97.9%
Australia 2.3%
Macquarie Bank Ltd.	182,704	9,473,046
QBE Insurance Group Ltd.	225,232	3,304,636
Sigma Pharmaceuticals Ltd.	1,784,200	3,774,507

(Cost $7,240,649)		16,552,189
Bermuda 0.5%
Orient-Express Hotels Ltd. "A" (Cost $3,059,631)	99,000	3,195,720
Brazil 1.6%
Aracruz Celulose SA "B" (ADR)	144,600	5,674,104
Empresa Brasiliera de Aeronautica SA (Preferred) (ADR) (a)	140,312	5,703,683

(Cost $7,132,760)		11,377,787
Canada 1.7%
Certicom Corp.*	231,800	1,536,447
OPTI Canada, Inc.*	124,700	4,922,094
ZENON Environmental, Inc.*	345,400	5,242,936

(Cost $9,823,503)		11,701,477
Denmark 1.0%
GN Store Nord AS (GN Great Nordic) (Cost $4,861,910)	481,700	6,881,373
France 4.6%
Autoroutes du Sud de la France	127,135	7,770,748
Business Objects SA*	60,275	2,482,942
Business Objects SA (ADR)* (a)	132,600	5,502,900
Financiere Marc de Lacharriere SA	48,821	3,598,050
Flamel Technologies SA (ADR)* (a)	274,600	6,422,894
JC Decaux SA*	278,113	6,907,675

(Cost $21,290,685)		32,685,209
Germany 12.3%
AWD Holding AG (a)	265,564	9,100,139
Deutsche Boerse AG	115,334	14,589,412
Fresenius Medical Care AG (a)	163,732	17,454,661
Hypo Real Estate Holding AG	184,696	12,052,066
Puma AG	23,602	7,462,525
Rational AG	28,792	3,911,500
Stada Arzneimittel AG	220,650	7,641,498
United Internet AG (Registered) (a)	180,826	8,132,231
Wincor Nixdorf AG*	58,468	6,820,547

(Cost $43,331,646)		87,164,579
Greece 4.6%
Coca-Cola Hellenic Bottling Co. SA	228,000	6,832,154
Dryships, Inc.	267,200	2,968,592
Germanos SA	294,900	6,185,079

Piraeus Bank SA	425,800	10,182,642
Titan Cement Co.	143,600	6,316,736

(Cost $23,697,870)		32,485,203
Hong Kong 2.6%
Kingboard Chemical Holdings Ltd.	2,559,700	8,278,074
Midland Realty Holdings Ltd.	5,076,400	2,841,327
Wing Hang Bank Ltd.	985,100	7,122,416

(Cost $10,538,072)		18,241,817
India 0.8%
Mahindra & Mahindra Ltd. (Cost $2,537,464)	456,200	5,800,072
Indonesia 0.5%
PT Indosat Tbk (ADR) (Cost $3,119,946)	106,800	3,323,616
Ireland 6.2%
Anglo Irish Bank Corp., PLC	1,575,156	24,863,510
FBD Holdings PLC	117,300	5,117,080
ICON PLC (ADR)*	67,800	2,981,844
Irish Continental Group PLC*	166,455	2,263,376
Paddy Power PLC	296,400	4,592,171
Ryanair Holdings PLC*	472,000	4,433,546

(Cost $16,562,926)		44,251,527
Italy 0.6%
Safilo SpA* (Cost $4,588,801)	792,500	4,429,828
Japan 7.6%
AEON Credit Services Co., Ltd.	74,700	6,686,416
AEON Mall Co., Ltd.	173,000	8,391,543
JAFCO Co., Ltd.	51,100	4,173,207
Matsui Securities Co., Ltd. (a)	351,400	5,362,141
Nidec Corp.	53,300	4,884,489
Park24 Co., Ltd. (a)	238,000	8,622,821
Sumitomo Realty & Development Co., Ltd.	489,000	11,088,530
UFJ Central Leasing Co., Ltd.	95,000	4,964,409

(Cost $30,652,938)		54,173,556
Korea 0.8%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	160,500	3,951,563
Korea Information Service, Inc.	90,600	1,685,865

(Cost $4,848,965)		5,637,428
Netherlands 4.0%
Chicago Bridge & Iron Co., NV (New York Shares)	289,500	8,931,075
SBM Offshore NV (a)	107,131	10,863,536
Vedior NV	553,283	8,928,431

(Cost $14,911,765)		28,723,042
Norway 0.8%
Prosafe ASA (a)	73,800	3,472,236
Tandberg ASA (a)	352,000	2,174,669

(Cost $4,906,760)		5,646,905
Russia 0.8%
Mobile TeleSystems (ADR)	111,900	4,194,012
Pyaterochka Holding NV (GDR) 144A*	114,900	1,803,930

(Cost $2,489,008)		5,997,942

Sweden 1.7%
Brostrom AB "B" (a)	189,900	3,888,472
Eniro AB	457,100	5,958,955
Micronic Laser Systems AB*	153,500	2,132,478

(Cost $7,305,502)		11,979,905
Switzerland 1.0%
Advanced Digital Broadcast Holdings SA (ADB Group)*	43,715	4,701,641
Micronas Semiconductor Holdings AG (Foreign Registered)*	61,272	2,084,815

(Cost $4,438,243)		6,786,456
Taiwan 1.8%
Powerchip Semiconductor Corp.	6,102,000	3,974,848
Siliconware Precision Industries Co.	5,927,217	8,646,547

(Cost $7,515,394)		12,621,395
Thailand 0.6%
Bangkok Bank PCL (Foreign Registered) (Cost $3,539,101)	1,418,300	4,517,575
United Kingdom 3.9%
Aegis Group PLC	1,348,133	3,045,875
ARM Holdings PLC	1,668,658	3,933,316
Group 4 Securicor PLC (a)	1,033,460	3,129,377
John Wood Group PLC	733,978	3,186,020
Misys PLC	803,476	3,484,120
Taylor Nelson Sofres PLC	1,315,077	5,842,951
Viridian Group PLC	301,037	5,034,117

(Cost $27,922,072)		27,655,776
United States 35.6%
Adams Respiratory Therapeutics, Inc.*	137,400	5,932,932
Advance Auto Parts, Inc.*	172,100	7,498,397
Advanced Medical Optics, Inc.*	117,200	5,224,776
Aeropostale, Inc.*	201,100	6,079,253
Allegheny Energy, Inc.*	451,100	15,693,769
AMERIGROUP Corp.*	252,600	5,638,032
Caribou Coffee Co., Inc.* (a)	115,400	1,002,826
Carter's, Inc.*	84,200	5,724,758
Celgene Corp.* (a)	160,100	11,391,115
Cogent, Inc.*	152,000	3,652,560
Diamond Foods, Inc.	159,200	3,352,752
Dresser-Rand Group, Inc.*	168,700	4,543,091
Euronet Worldwide, Inc.*	229,000	7,389,830
First Marblehead Corp.	224,800	7,279,024
Fiserv, Inc.*	124,814	5,489,320
Foundation Coal Holdings, Inc.	127,700	5,677,542
FTI Consulting, Inc.*	196,350	5,311,268
Gentex Corp. (a)	198,300	3,311,610
GTECH Holdings Corp.	316,600	10,580,772
H&E Equipment Services, Inc.*	35,600	822,360
Harman International Industries, Inc.	62,100	6,831,000
Harris Interactive, Inc.*	357,000	1,917,090
Invitrogen Corp.*	88,000	6,061,440
Joy Global, Inc.	175,500	9,484,020
Kenneth Cole Productions, Inc. "A"	83,500	2,241,140
Lam Research Corp.*	108,600	5,042,298

LECG Corp.*	141,800	2,379,404
Legg Mason, Inc.	69,265	8,983,670
NeuStar, Inc. "A"*	163,900	4,754,739
New York & Co., Inc.*	254,600	4,934,148
Nuveen Investments "A"	158,800	7,204,756
NxStage Medical, Inc.*	232,000	2,853,600
P.F. Chang's China Bistro, Inc.* (a)	113,500	5,818,010
Prospect Partners LP	3	75,252
Rowan Companies, Inc.	100,300	4,496,449
Schawk, Inc.	156,700	3,447,400
Telik, Inc.* (a)	241,900	4,642,061
Thoratec Corp.* (a)	269,100	6,808,230
THQ, Inc.*	388,550	10,199,437
Ultra Petroleum Corp.*	251,800	17,321,322
Waters Corp.*	146,100	6,128,895
Zions Bancorp.	118,100	9,338,167

(Cost $169,924,033)		252,558,515

Total Common Stocks (Cost $436,239,644)		694,388,892
Warrants 0.0%
Hong Kong
Kingboard Chemical Holdings Ltd.* (Cost $2,059)	222,670	137,774
Securities Lending Collateral 12.4%
Daily Assets Fund Institutional, 4.35% (b) (c) (Cost $87,837,857)	87,837,857	87,837,857
Cash Equivalents 2.6%
Cash Management QP Trust, 4.33% (d) (Cost $18,480,454)	18,480,454	18,480,454

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 542,560,014)	112.9	800,844,977
Other Assets and Liabilities, Net	(12.9)	(91,539,573)

Net Assets	100.0	709,305,404

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2006 amounted to $84,220,255 which is 12.0% of net assets.
(b)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
(d)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt

At January 31, 2006, the DWS Global Opportunities Fund had the following sector diversification:

Sector		As a % of Common
	Market Value ($)	Stocks
Financials	173,774,244	25.0%
Consumer Discretionary	113,229,718	16.3%
Industrials	101,345,482	14.6%
Health Care	97,386,313	14.0%
Information Technology	95,864,878	13.8%
Energy	37,941,212	5.4%
Materials	25,946,456	3.8%
Utilities	20,727,886	3.0%
Consumer Staples	15,900,336	2.3%
Telecommunication Services	12,272,367	1.8%
Total	694,388,892	100.0%

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Opportunities Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	March 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Global Opportunities Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	March 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 March 21, 2006